Strategy Shares

September 6, 2022 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re: Strategy Shares (the “Registrant”);

File Nos. 333-170750 and 811-22497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies: (i) that the form of prospectus that would have been filed under paragraph (c) of Rule 497 for Strategy Shares Nasdaq 7 HANDLTM Index ETF and Strategy Shares Nasdaq 5 HANDLTM Index ETF do not differ from those contained in the Registrant's Post-Effective Amendment No. 115, which was filed with the Commission on August 29, 2022; (ii) the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 for Strategy Shares Nasdaq 7 HANDLTM Index ETF and Strategy Shares Nasdaq 5 HANDLTM Index ETF do not differ from those contained in the Registrant's Post-Effective Amendment No. 115, which was filed with the Commission on August 29, 2022; and (iii) that Post-Effective Amendment No. 115 has been filed electronically with the Commission.

Very truly yours,

/s/ Jennifer A. Bailey

Jennifer A. Bailey

Secretary